CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net Income	$ 599,327	$ 245,275	$ 151,325
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Provision for loan losses	602,563	408,941	575,720
Amortization of intangibles	9,883	10,072	9,654
Depreciation and amortization of premises and equipment	48,162	46,736	46,446
Net (accretion of discounts) amortization of premiums and deferred fees	(79,004)	(37,899)	(113,046)
Impairment Losses On Net Assets To Be Disposed Of	0	0	4,255
Fair value adjustments of mortgage servicing rights	11,403	17,406	37,061
Fair value change in equity appreciation instrument	0	0	(8,323)
FDIC loss share (income) expense	82,051	56,211	(66,791)
Amortization Of Prepaid F D I C Assesment	0	32,778	93,728
Adjustments (expense) to indemnity reserves on loans sold	37,054	21,198	33,068
Losses (earnings) from investments under equity method	(42,873)	(73,478)	(33,769)
Deferred income tax expense (benefit)	(288,754)	(135,491)	5,862
Loss (gain) on: [Abstract]
Disposition of premises and equipment	(3,392)	(8,619)	(5,526)
Net Gain Loss On Sale And Valuation Adjustments On Investment Securities	(2,110)	1,707	(10,844)
Gain Loss On Sales Of Loans Net Including Mortgage Banking Activities	22,411	(48,765)	(30,891)
Sale of equity method investment	0	0	(16,907)
Sale of stock in equity method investee	(416,113)	0	0
Gains (Losses) on Sales of Other Assets	0	(2,545)	0
Gains Losses On Sales Of Other Real Estate	50,740	(4,511)	(2,426)
Acquisitions of loans held-for-sale	(390,018)	(417,108)	(346,004)
Proceeds from sale of loans held-for-sale	218,379	325,014	165,335
Net disbursements on loans held-for-sale	(1,049,474)	(1,233,240)	(793,094)
Increase (Decrease) in Operating Assets [Abstract]
Trading securities	1,430,835	1,387,910	1,143,029
Accrued income receivable	(5,809)	(519)	25,449
Other assets	2,827	(19,390)	24,755
Increase (Decrease) in Accounts Payable and Accrued Liabilities [Abstract]
Interest payable	(2,466)	(9,164)	(12,471)
Pension and other postretirement benefit obligations	10,635	(40,241)	(111,288)
Other liabilities	(26,952)	1,848	(87,634)
Total adjustments	219,978	278,851	525,348
Net cash (used in) provided by operating activities	819,305	524,126	676,673
Cash flows from investing activities:
Net increase in money market investments	227,127	290,594	(396,879)
Payments To Acquire Investments Abstract
Available-for-sale	(2,257,976)	(1,843,922)	(1,357,080)
Held-to-maturity	(250)	(25,792)	(74,538)
Other	(178,093)	(212,419)	(172,775)
Proceeds From Sale Maturity And Collections Of Investments Abstract
Available-for-sale	1,823,474	1,636,723	1,360,386
Held-to-maturity	4,632	9,751	67,236
Other	181,784	206,856	154,114
Proceeds from sale of investment securities available-for-sale	5,438	52,058	262,443
Proceeds From Sale Of Other Investments	0	0	5,094
Net repayments on loans	680,819	629,006	1,136,058
Proceeds from sale of loans	333,021	68,396	293,109
Acquisition of loan portfolios	(1,592,603)	(1,357,628)	(1,131,388)
Net payments (to) from the FDIC under the loss sharing agreements	396,223	462,016	561,111
Cash received from acquisitions	0	0	(855)
Proceeds From Equity Method Investment Dividends Or Distributions Return Of Capital	491	151,196	0
Net proceeds from sale of equity method investments	0	0	31,503
Proceeds From Sale Of Stock In Equity Method Investee	481,377	0	0
Mortgage servicing rights purchased	(45)	(2,231)	(1,732)
Acquisition of premises and equipment	(38,573)	(54,899)	(50,043)
Proceeds from sale of: [Abstract]
Premises and equipment	10,090	19,841	14,939
Proceeds from Sale of Other Productive Assets	0	1,026	0
Foreclosed assets	226,063	206,070	198,490
Net cash (used in) provided by investing activities	302,999	236,642	899,193
Net increase (decrease) in: [Abstract]
Deposits	(323,404)	(969,596)	1,179,943
Federal funds purchased and assets sold under agreements to repurchase	(357,460)	(124,345)	(271,453)
Other short-term borrowings	(235,000)	340,000	(68,022)
Payments of notes payable	(332,031)	(214,898)	(2,769,477)
Proceeds from issuance of notes payable	106,739	106,923	432,568
Proceeds from issuance of common stock	6,860	9,402	7,690
Dividends paid	(3,723)	(3,723)	(3,723)
Net Payments For Repurchase Of Common Stock	(437)	(450)	(483)
Net cash (used in) provided by financing activities	(1,138,456)	(856,687)	(1,492,957)
Net (decrease) increase in cash and due from banks	(16,152)	(95,919)	82,909
Cash and due from banks at beginning of period	439,363	535,282	452,373
Cash and due from banks at end of period	$ 423,211	$ 439,363	$ 535,282